Intangible Assets - Disclosure of Information for Cash-generating Units (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about intangible assets [line items]
Impairment expense	$ (3,399)
Goodwill, net	$ 2,399
Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment expense					$ (2,157)
Goodwill, net						2,347
Bendon Limited [Member] | Australia [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill, gross					$ 2,157	$ 2,347